Average Annual Total Returns - Class K - BlackRock Core Bond Portfolio	Jan. 28, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Class K Shares
Average Annual Return:
1 Year	8.33%
5 Years	4.67%
10 Years	4.21%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.15%
5 Years	3.30%
10 Years	2.86%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.21%
5 Years	3.01%
10 Years	2.68%